Statutory Surplus Reserves and Restricted Net Assets (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Statutory Surplus Reserves and Restricted Net Assets [Abstract]
Statutory surplus rate	10.00%
Capital rate	50.00%
Tax profit rate	50.00%
Net assets (in Dollars)	$ 15,665,860	$ 15,178,467